Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of intangible assets
	Goodwill	Software	Right to receive units (Barters) (ii)	Others	Total
As of June 30, 2019
Costs	136	631	194	504	1,465
Accumulated depreciation	-	(215)	-	(378)	(593)
Net book amount as of 06.30.19	136	416	194	126	872
Additions	-	29	949	-	978
Disposals	-	(7)	-	-	(7)
Transfers	-	-	(96)	-	(96)
Amortization charge (i)	-	(212)	-	(7)	(219)
As of June 30, 2020	136	226	1,047	119	1,528
Costs	136	653	1,047	504	2,340
Accumulated depreciation	-	(427)	-	(385)	(812)
Net book amount as of 06.30.20	136	226	1,047	119	1,528
Additions	-	46	-	-	46
Amortization charge (i)	-	(93)	(7)	-	(100)
As of June 30, 2021	136	179	1,040	119	1,474
Costs	136	699	1,047	504	2,386
Accumulated depreciation	-	(520)	(7)	(385)	(912)
Net book amount as of 06.30.21	136	179	1,040	119	1,474